Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offerings.
Narrative - Max Aggregate Offering Price	$ 21,507,400.00
Final Prospectus	true